BALANCE SHEETS (USD $)	Nov. 30, 2011	Feb. 28, 2011
Current Assets
Cash	$ 20,304	$ 4,000
Total current assets	20,304	4,000
Total Assets	20,304	4,000
Current Liabilities:
Loans from Shareholders	3,499	499
Total current liabilities	3,499	499
Total liabilities	3,499	499
Stockholders' Equity
Common Stock, $0.001 par value, 75,000,000 shares authorized,4,690,000 shares issued and outstanding (4,000,000 shares issued and outstanding as at February 28, 2011)	4,690	4,000
Additional paid-in-capital	20,010	0
Deficit accumulated during the development stage	(7,895)	(499)
Total stockholders' equity	16,805	3,501
Total liabilities and stockholders' equity	$ 20,304	$ 4,000